Loss before tax (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Loss before tax [Abstract]
Staff costs		$ 1,396.0	$ 1,344.4	$ 1,409.0
Depreciation of property, plant and equipment		33.7	42.0	52.6
Depreciation of right-of-use asset (2019: finance lease depreciation)	[1]	73.3	76.9	13.9
Loss on disposal of property, plant and equipment		1.2	5.6	3.6
Amortization of intangible assets		956.4	674.1	716.5
Operating lease rentals payable [Abstract]
Plant and machinery		0.0	0.0	7.0
Property		0.0	0.0	58.9
Provision for receivables impairment charge/(release)		0.6	(4.8)	16.0
Foreign exchange loss/(gain) on derivative financial instruments		0.0	21.8	(6.9)
Foreign exchange loss		$ 0.1	$ 7.9	18.2
Depreciation of property, plant and equipment [Abstract]
Depreciation expense, leased assets				$ 13.9

[1]	$13.9 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the Year ended October 31, 2019. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the periods ended October 31, 2020 and 2021 as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.